Earnings per Share (Summary of Earnings Per Share) (Details) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Types Of Antidilutive Instruments [Domain]
Disclosure Of Instruments With Potential Future Dilutive Effect Not Included In Calculation Of Diluted Earnings Per Share [Line Items]
Average outstanding options excluded from calculation of diluted earnings per share	0	4,700,000	0	7,200,000
Weighted Average Exercise Price of Average Share Options Outstanding Excluded From Calculation of Earnings Per Share		$ 92.91		$ 89.12
Net income available to common shareholders	$ 4,049	$ 10,929	$ 7,991	$ 13,636
Weighted-average number of common shares outstanding (millions)	1,660,700,000	1,740,500,000	1,670,600,000	1,745,300,000
Basic earnings (loss) per share (Canadian dollars)	$ 2.44	$ 6.28	$ 4.78	$ 7.81
Net income available to common shareholders including impact of dilutive securities	$ 4,049	$ 10,929	$ 7,991	$ 13,636
Stock options potentially exercisable (millions)	4,800,000	1,200,000	4,800,000	1,000,000.0
Weighted-average number of common shares outstanding - diluted (millions)	1,665,500,000	1,741,700,000	1,675,400,000	1,746,300,000
Diluted earnings (loss) per share (Canadian dollars)	$ 2.43	$ 6.27	$ 4.77	$ 7.81